Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Pensions and other postretirement benefits

11 – Pensions and other postretirement benefits

The Company has various retirement benefit plans under which substantially all of its employees are entitled to benefits at retirement age, generally based on compensation and length of service and/or contributions. Senior and executive management employees (“executive employees”) subject to certain minimum service and age requirements, are also eligible for an additional retirement benefit under their Special Retirement Stipend Agreements (SRS), the Supplemental Executive Retirement Plan (SERP) or the Defined Contribution Supplemental Executive Retirement Plan (DC SERP). Executive employees who breach the non-compete, non-solicitation and non-disclosure of confidential information conditions of the SRS, SERP or DC SERP plans or other employment agreement will forfeit the retirement benefit under these plans. Should the Company reasonably determine that a current or former executive employee may have violated the conditions of their SRS, SERP, or DC SERP plan or other employment agreement, the Company may at its discretion withhold or suspend payout of the retirement benefit pending resolution of such matter. In February 2012, the Company's Board of Directors unanimously voted to forfeit and cancel the $1.5 million annual retirement benefit otherwise due to its former CEO after determining that the former CEO was likely in breach of the non-compete, non-solicitation and non-disclosure of confidential information conditions contained in the former CEO's employment agreement. On December 21, 2012, the former CEO filed amended counterclaims and affirmative defenses in the United States District Court for the Northern District of Illinois to CN's amended claims in which the former CEO claims that CN failed to pay monthly retirement benefit installments due through June 28, 2012, the date on which the former CEO entered into an executive employment agreement with the Company's major competitor in Canada. In addition, the former CEO made binding judicial admissions in these court documents that he was not entitled to retirement benefits beyond June 28, 2012. As such, the Company, without prejudice, has recorded a settlement gain of $20 million from the termination of the former CEO's retirement benefit plan for the period beyond June 28, 2012 which is partially offset by the recognition of past accumulated actuarial losses of approximately $4 million. See Note 16 – Major commitments and contingencies.

       The Company also offers postretirement benefits to certain employees providing life insurance, medical benefits and, for a closed group of employees, free rail travel benefits during retirement. These postretirement benefits are funded as they become due. The information in the tables that follow pertains to all of the Company's defined benefit plans. However, the following descriptions relate solely to the Company's main pension plan, the CN Pension Plan, unless otherwise specified.

A.       Description of the CN Pension Plan

The CN Pension Plan is a contributory defined benefit pension plan that covers the majority of CN employees. It provides for pensions based mainly on years of service and final average pensionable earnings and is generally applicable from the first day of employment. Indexation of pensions is provided after retirement through a gain/loss sharing mechanism, subject to guaranteed minimum increases. An independent trust company is the Trustee of the Company's pension trust funds (including the CN Pension Trust Fund). As Trustee, the trust company performs certain duties, which include holding legal title to the assets of the CN Pension Trust Fund and ensuring that the Company, as Administrator, complies with the provisions of the CN Pension Plan and the related legislation. The Company utilizes a measurement date of December 31 for the CN Pension Plan.

B.       Funding policy

Employee contributions to the CN Pension Plan are determined by the plan rules. Company contributions are in accordance with the requirements of the Government of Canada legislation, The Pension Benefits Standards Act, 1985, including amendments thereto, and are determined by actuarial valuations. Actuarial valuations are required on an annual basis for all Canadian plans, or when deemed appropriate by the Office of the Superintendent of Financial Institutions (OSFI). These actuarial valuations are prepared in accordance with legislative requirements and with the recommendations of the Canadian Institute of Actuaries for the valuation of pension plans. The most recently filed actuarial valuation of the CN Pension Plan was conducted as at December 31, 2011 and indicated a funding excess on a going-concern basis of approximately $1.1 billion and a funding deficit on a solvency basis of approximately $1.3 billion. The Company's next actuarial valuation required as at December 31, 2012 will be performed in 2013. This actuarial valuation is expected to identify a going-concern surplus of approximately $1.4 billion, while on a solvency basis a funding deficit of approximately $2.0 billion is expected due to the level of interest rates as at the measurement date, December 31, 2012. The federal pension legislation requires funding deficits, as calculated under current pension regulations, to be paid over a number of years. Actuarial valuations are also required annually for the Company's U.S. pension plans.

       In 2012, in anticipation of its future funding requirements, the Company made voluntary contributions of $700 million in excess of the required contributions mainly to strengthen the financial position of its main pension plan, the CN Pension Plan. These voluntary contributions can be treated as a prepayment against its required special solvency payments. As at December 31, 2012, the Company had $785 million of accumulated prepayments which remain available to offset future required solvency deficit payments. The Company expects to use approximately $415 million of these prepayments to satisfy its 2013 required solvency deficit payment. As a result, the Company's cash contributions for 2013 are expected to be in the range of $135 million to $335 million, including a potential voluntary contribution of up to $200 million, for all the Company's pension plans. As at February 1, 2013, the Company contributed $94 million to its defined benefit pension plans for 2013.

C.       Plan assets

The assets of the Company's various plans are held in separate trust funds which are diversified by asset type, country and investment strategies. Each year, the CN Board of Directors reviews and confirms or amends the Statement of Investment Policies and Procedures (SIPP) which includes the plans' long-term asset mix and related benchmark indices (“Policy”). This Policy is based on a long-term forward-looking view of the world economy, the dynamics of the plans' benefit liabilities, the market return expectations of each asset class and the current state of financial markets.

       Annually, the CN Investment Division, a division of the Company created to invest and administer the assets of the plans, proposes a short-term asset mix target (“Strategy”) for the coming year, which is expected to differ from the Policy, because of current economic and market conditions and expectations. The Investment Committee of the Board (“Committee”) regularly compares the actual asset mix to the Policy and Strategy asset mixes and evaluates the actual performance of the trust funds in relation to the performance of the Policy, calculated using Policy asset mix and the performance of the benchmark indices.

       The Company's 2012 target long-term asset mix and actual asset allocation for the Company's pension plans are as follows:

	Target long-term	Percentage of plan assets
Asset allocation	asset mix	2012	2011

Cash and short-term investments	2%	4%	7%
Bonds and mortgages	38%	28%	28%
Equities	47%	41%	42%
Real estate	4%	2%	2%
Oil & gas	5%	8%	8%
Infrastructure	4%	4%	5%
Absolute return	-	9%	8%
Risk-based allocation	-	4%	-
Total	100%	100%	100%

The Committee's approval is required for all major investments in illiquid securities. The SIPP allows for the use of derivative financial instruments to implement strategies or to hedge or adjust existing or anticipated exposures. The SIPP prohibits investments in securities of the Company or its subsidiaries. Investments held in the trust funds consist mainly of the following:

  Cash, short-term investments and bonds consist primarily of highly liquid securities which ensure adequate cash flows are available to cover near-term benefit payments. Short-term securities are almost exclusively obligations issued by Canadian chartered banks. As at December 31, 2012, 91% of bonds were issued or guaranteed by Canadian, U.S. or other governments.
  Mortgages consist of mortgage products which are primarily conventional or participating loans secured by commercial properties.
  Equity investments are diversified by country, issuer and industry sector. The most significant allocation either to an individual issuer or industry sector was approximately 4% and 24%, respectively, in 2012.
  Real estate is a diversified portfolio of Canadian land and commercial properties held by the trusts' wholly-owned subsidiaries.
  Oil and gas investments include petroleum and natural gas properties operated by the trusts' wholly-owned subsidiaries and Canadian marketable securities.
  Infrastructure investments are publicly traded trust units, participations in private infrastructure funds and public debt and equity securities of infrastructure and utility companies. Some of these investments are held by the trusts' wholly-owned subsidiaries.
  Absolute return investments are a portfolio of units of externally managed hedge funds.
  Risk-based allocation is a portfolio of externally managed funds where each asset class contributes equally to the overall risk of the portfolio. Some of these investments are held by the trusts' wholly-owned subsidiaries.

The plans' investment manager monitors market events and exposures to markets, currencies and interest rates daily. When investing in foreign securities, the plans are exposed to foreign currency risk that may be adjusted or hedged; the effect of which is included in the valuation of the foreign securities. Net of the effects mentioned above, the plans were 68% exposed to the Canadian dollar, 8% to European currencies, 12% to the US dollar and 12% to various other currencies as at December 31, 2012. Interest rate risk represents the risk that the fair value of the investments will fluctuate due to changes in market interest rates. Sensitivity to interest rates is a function of the timing and amount of cash flows of the assets and liabilities of the plans. To manage credit risk, established policies require dealing with counterparties considered to be of high credit quality. Derivatives are used from time to time to adjust asset mix or exposures to foreign currencies, interest rate or market risks of the portfolio or anticipated transactions. Derivatives are contractual agreements whose value is derived from interest rates, foreign exchange rates, and equity or commodity prices. When derivatives are used for hedging purposes, the gains or losses on the derivatives are offset by a corresponding change in the value of the hedged assets. Derivatives may include forwards, futures, swaps and options.

       The following tables present the fair value of plan assets excluding the economic exposure of derivatives as at December 31, 2012 and 2011 by asset class, their level within the fair value hierarchy and the valuation techniques and inputs used to measure such fair value:

In millions, unless otherwise indicated		Fair value measurements at December 31, 2012
Asset class	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$615	$13	$602	$-
Bonds (2)
Canada and supranational	1,735	-	1,735	-
Provinces of Canada	2,152	-	2,152	-
Corporate	35	-	35	-
Emerging market debt	353	-	353	-
Mortgages (3)	133	-	133	-
Equities (4)
Canadian	2,220	2,198	-	22
U.S.	1,121	1,121	-	-
International	3,082	3,082	-	-
Real estate (5)	279	-	-	279
Oil and gas (6)	1,339	370	29	940
Infrastructure (7)	679	8	94	577
Absolute return (8)			-	-
Multi-strategy funds	410	-	410	-
Fixed income funds	425	-	415	10
Commodity funds	91	-	91	-
Equity funds	259	-	259	-
Global macro funds	296	-	296	-
Risk-based allocation(9)	586	-	586	-
	$15,810	$6,792	$7,190	$1,828
Other (10)	1
Total plan assets	$15,811

In millions, unless otherwise indicated		Fair value measurements at December 31, 2011
Asset class	Total	Level 1	Level 2	Level 3
Cash and short-term investments (1)	$1,026	$21	$1,005	$-
Bonds (2)
Canada and supranational	1,650	-	1,650	-
Provinces of Canada	1,937	-	1,937	-
Emerging market debt	288	-	288	-
Mortgages (3)	178	8	170	-
Equities (4)
Canadian	2,395	2,373	-	22
U.S.	1,125	1,125	-	-
International	2,712	2,712	-	-
Real estate (5)	214	-	-	214
Oil and gas (6)	1,232	343	-	889
Infrastructure (7)	707	9	79	619
Absolute return (8)
Multi-strategy funds	358	-	358	-
Fixed income funds	214	-	214	-
Equity funds	260	-	260	-
Global macro funds	368	-	368	-
	$14,664	$6,591	$6,329	$1,744
Other (10)	55
Total plan assets	$14,719
Level 1: Fair value based on quoted prices in active markets for identical assets
Level 2: Fair value based on significant observable inputs
Level 3: Fair value based on significant unobservable inputs

The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)						Additional information (11)
							Infra- stracture hedged	Absolute return hedged
In millions	Equities (4)	Real estate (5)	Oil and gas (6)	Infrastructure (7)	Absolute return (8)	Total
Beginning balance at
December 31, 2010	$24	$318	$852	$493	$206	$1,893	$496	$207
Actual return relating to assets still held at the reporting date	2	58	90	74	(7)	217	63	(8)
Purchases, sales and settlements	(4)	(162)	(53)	52	(1)	(168)	62	(1)
Transfers in and/or out of Level 3	-	-	-	-	(198)	(198)	-	(198)
Balance at
December 31, 2011	$22	$214	$889	$619	$-	$1,744	$621	$-
Actual return relating to assets still held at the reporting date	2	68	90	(13)	-	147	5	-
Purchases, sales and settlements	(2)	(3)	(39)	(29)	10	(63)	(50)	10
Transfers in and/or out of Level 3	-	-	-	-	-	-	-	-
Ending balance at
December 31, 2012	$22	$279	$940	$577	$10	$1,828	$576	$10

(1)	Short-term investments consist primarily of securities issued by Canadian chartered banks. Such investments are valued at cost, which approximates fair value.
(2)	Bonds are valued using prices obtained from independent pricing data suppliers, predominantly TSX Inc. When prices are not available from independent sources, the bond is valued by comparison to prices obtained for a bond of similar interest rate, maturity and risk.
(3)	Mortgages are secured by real estate. The fair value measurement of $133 million ($170 million in 2011) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors. Mortgages denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the tables above.

(4)	The fair value of equity investments of $22 million ($22 million in 2011) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
(5)	The fair value of real estate investments of $279 million ($214 million in 2011) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
(6)	The fair value of oil and gas investments of $940 million ($889 million in 2011) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
(7)	Infrastructure funds consist of $8 million ($9 million in 2011) of trust units that are publicly traded and classified as Level 1, $94 million ($79 million in 2011) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $577 million ($619 million in 2011) of infrastructure funds that are classified as Level 3 and are valued based on discounted cash flows or earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
(8)	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3.

(9)	Risk-based allocation investments are valued using the net asset value as reported by the fund administrators. All funds have contractual redemption frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.

(10)	Other consists of net operating assets required to administer the trust funds' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

(11)	This additional information demonstrates the fair value of the infrastructure funds and absolute return investments after considering the effects of foreign currency hedges.

D. Additional disclosures

(i) Obligations and funded status

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2012	2011	2012	2011

Change in benefit obligation
Projected benefit obligation at beginning of year		$15,548	$14,895	$284	$283
Amendments		-	27	6	1
Interest cost		740	788	13	14
Actuarial loss (gain)		812	577	(3)	(2)
Service cost		134	124	4	4
Curtailment gain		-	-	(6)	(1)
Plan participants’ contributions		55	54	-	-
Foreign currency changes		(5)	5	(3)	3
Benefit payments, settlements and transfers (1)		(949)	(922)	(18)	(18)
Projected benefit obligation at end of year		$16,335	$15,548	$277	$284
Component representing future salary increases		(443)	(437)	-	-
Accumulated benefit obligation at end of year		$15,892	$15,111	$277	$284

Change in plan assets
Fair value of plan assets at beginning of year		$14,719	$15,092	$-	$-
Employer contributions		833	458	-	-
Plan participants’ contributions		55	54	-	-
Foreign currency changes		(2)	1	-	-
Actual return on plan assets		1,135	36	-	-
Benefit payments, settlements and transfers		(929)	(922)	-	-
Fair value of plan assets at end of year		$15,811	$14,719	$-	$-

Funded status (Deficiency of fair value of plan assets over projected
benefit obligation at end of year)		$(524)	$(829)	$(277)	$(284)

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.
Measurement date for all plans is December 31.
The projected benefit obligation and fair value of plan assets for the CN Pension Plan at December 31, 2012 were $15,247 million and $15,042 million respectively ($14,514 million and $13,992 million, respectively, at December 31, 2011).

(ii) Amounts recognized in the Consolidated Balance Sheet
		Pensions		Other postretirement benefits
In millions	December 31,	2012	2011	2012	2011

Current liabilities (Note 6)		$-	$-	$(17)	$(18)
Noncurrent liabilities		(524)	(829)	(260)	(266)
Total amount recognized		$(524)	$(829)	$(277)	$(284)

(iii) Amounts recognized in Accumulated other comprehensive loss (Note 18)
		Pensions		Other postretirement benefits
In millions	December 31,	2012	2011	2012	2011
Net actuarial gain (loss)		$(3,264)	$(2,720)	$6	$3
Prior service cost		$(26)	$(30)	$(6)	$(3)

(iv) Information for the pension plans with an accumulated benefit obligation in excess of plan assets
		Pensions		Other postretirement benefits
In millions	December 31,	2012	2011	2012	2011
Projected benefit obligation		$526	$15,015	N/A	N/A
Accumulated benefit obligation		$461	$14,606	N/A	N/A
Fair value of plan assets		$201	$14,191	N/A	N/A
At December 31, 2012, the fair value of the plan assets exceeded the accumulated benefit obligation for the CN Pension Plan.

(v) Components of net periodic benefit cost (income)
		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2012	2011	2010	2012	2011	2010
Service cost		$134	$124	$99	$4	$4	$3
Interest cost		740	788	837	13	14	16
Curtailment gain		-	-	-	(6)	(1)	(1)
Settlement loss (gain) (1)		(12)	3	-	-	-	-
Expected return on plan assets		(994)	(1,005)	(1,009)	-	-	-
Amortization of prior service cost		4	2	-	3	2	2
Amortization of net actuarial loss (gain)		119	8	3	-	-	(2)
Net periodic benefit cost (income)		$(9)	$(80)	$(70)	$14	$19	$18

(1) Includes the settlement gain related to the termination of the former CEO's retirement benefit plan.
The estimated prior service cost and net actuarial loss for defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $4 million and $236 million, respectively.
The estimated prior service cost and net actuarial gain for other postretirement benefits that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost (income) over the next fiscal year are $1 million and $1 million, respectively.

(vi) Weighted-average assumptions used in accounting for pensions and other postretirement benefits
		Pensions			Other postretirement benefits
	December 31,	2012	2011	2010	2012	2011	2010

To determine projected benefit obligation
Discount rate (1)		4.15%	4.84%	5.32%	4.01%	4.70%	5.29%
Rate of compensation increase (2)		3.00%	3.25%	3.50%	3.00%	3.25%	3.50%

To determine net periodic benefit cost
Discount rate (1)		4.84%	5.32%	6.19%	4.70%	5.29%	6.01%
Rate of compensation increase (2)		3.25%	3.50%	3.50%	3.25%	3.50%	3.50%
Expected return on plan assets (3)		7.25%	7.50%	7.75%	N/A	N/A	N/A

(1)				The Company’s discount rate assumption, which is set annually at the end of each year, is used to determine the projected benefit obligation at the end of the year and the net periodic benefit cost for the following year. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. The discount rate is determined by management with the aid of third-party actuaries. For the Canadian pension and other postretirement benefit plans; future expected benefit payments at each measurement date are discounted using spot rates from a derived AA corporate bond yield curve. The derived curve is based on observed rates for AA corporate bonds with short-term maturities and a projected AA corporate curve for longer term maturities based on spreads between observed AA corporate bonds and AA provincial bonds. The derived curve is expected to generate cash flows that match the estimated future benefit payments of the plans as the bond rate for each maturity year is applied to the plans’ corresponding expected benefit payments of that year.
(2)				The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.
(3)				To develop its expected long-term rate of return assumption used in the calculation of net periodic benefit cost applicable to the market-related value of assets, the Company considers multiple factors. The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the current asset portfolio mix. Consideration is taken of the historical performance, the premium return generated from an actively managed portfolio, as well as current and future anticipated asset allocations, economic developments, inflation rates and administrative expenses. Based on these factors, the rate is determined by the Company. For 2012, the Company used a long-term rate of return assumption of 7.25% on the market-related value of plan assets to compute net periodic benefit cost. The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. Effective January 1, 2013, the Company will reduce the expected long-term rate of return on plan assets from 7.25% to 7.00% to reflect management's current view of long-term investment returns. The effect of this change in management's assumption will be to increase net periodic benefit cost by approximately $20 million.

(vii) Health care cost trend rate for other postretirement benefits
For measurement purposes, increases in the per capita cost of covered health care benefits were assumed to be 8% for 2012 and 2013. It is assumed that the rate will decrease gradually to 4.5% in 2028 and remain at that level thereafter.
Assumed health care costs have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in the assumed health care cost trend rate would have the following effect:

In millions					One-percentage-point
						Increase	Decrease
Effect on total service and interest costs						$1	$(1)
Effect on benefit obligation						$12	$(10)

(viii) Estimated future benefit payments
In millions				Pensions		Other postretirement benefits
2013				$983			$17
2014				$1,007			$18
2015				$1,029			$18
2016				$1,052			$19
2017				$1,067			$19
Years 2018 to 2022				$5,449			$95

E. Defined contribution and other plans

The Company maintains defined contribution pension plans for certain salaried employees as well as certain employees covered by collective bargaining agreements. The Company also maintains other plans including Section 401(k) savings plans for certain U.S. based employees. The Company's contributions under these plans are expensed as incurred and amounted to $11 million, $10 million and $16 million for 2012, 2011 and 2010, respectively.

F. Contributions to multi-employer plan

Under collective bargaining agreements, the Company participates in a multi-employer benefit plan named the Railroad Employees National Early Retirement Major Medical Benefit Plan which is administered by the National Carriers' Conference Committee (NCCC), and provides certain postretirement health care benefits to certain retirees. The Company's contributions under this plan are expensed as incurred and amounted to $11 million, $11 million and $10 million in 2012, 2011 and 2010, respectively. The annual contribution rate for the plan is determined by the NCCC and for 2012 was $154.49 per month per active employee ($164.41 in 2011). The plan covered 874 retirees in 2012 (846 in 2011).